UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended June 30, 2011
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14403

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            08/09/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            50
                                                  -----------------------

Form 13F Information Table Value Total:            $161712 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                   VALUE    SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
3M Co                       COM              88579Y101    474     5000    SH          Sole              5000
Abercrombie & Fitch Co      COM              002896907   4785    71501    SH          Sole             71501
Aecom Technology Corp       COM              00766T100    931    34038    SH          Sole             34038
Ambassadors Intl Inc        COM              023178AA4    132    15001    SH          Sole             15001
Artio Global Invs Inc       COM CL A         04315B907    763    67551    SH          Sole             67551
Atrion Corp                 COM              049904105    423     2140    SH          Sole              2140
Autodesk Inc                COM              052769106   2712    70258    SH          Sole             70258
Bed Bath & Beyond Inc       COM              075896900   3210    55000    SH          Sole             55000
Berkshire Hathaway  Inc Del CL B NEW         084670702   3212    41503    SH          Sole             41503
Cass Information Sys Inc    COM              14808P109   2742    72607    SH          Sole             72607
Companhia de Bebidas das    Ame SPON ADR PFD 20441W203   5424   160797    SH          Sole            160797
Contango Oil & Gas Company  COM NEW          21075N204    584    10001    SH          Sole             10001
Copart Inc                  COM              217204106  13799   296107    SH          Sole            296107
Credit Accep Corp Mich      COM              225310101    203     2401    SH          Sole              2401
Direxion Shs ETF TR         DLY SMCAP BEAR3X 25459W110   2812    81070    SH          Sole             81070
Donaldson Inc.              COM              257651109  10520   173370    SH          Sole            173370
Google Inc                  CL A             38259P508   6070    11987    SH          Sole             11987
Heartland Pmt Sys Inc       COM              42235N108    610    29601    SH          Sole             29601
Intrepid Potash Inc         COM              46121Y102    550    16919    SH          Sole             16919
IShares TR                  IBOXX INV CPBD   464287242  13199   119848    SH          Sole            119848
IShares TR                  RUSSELL 3000     464287689     32      400    SH          Sole               400
ITAU Unibanco HLDG SA       SPON ADR REP PFD 465562106   1178    50000    SH          Sole             50000
Johnson & Johnson           COM              478160104   3683    55372    SH          Sole             55372
LKQ Corp                    COM              501889208   8565   328287    SH          Sole            328287
LOEWS CORP                  COM              540424108    631    15000    SH          Sole             15000
Market Vectors ETF TR       GOLD MINER ETF   57060U100    819    15000    SH          Sole             15000
Market Vectors ETF TR       JR GOLD MINERS E 57060U589    414    12000    SH          Sole             12000
Micros Sys Inc              COM              594901100    721    14501    SH          Sole             14501
Microsoft Corp              COM              594918104  12986   499480    SH          Sole            499480
Mosaic Co New               COM              61945C103   6441    95091    SH          Sole             95091
National Interstate Corp    COM              63654U100   1450    63319    SH          Sole             63319
Nicholas Financial Inc      COM NEW          65373J209    678    57108    SH          Sole             57108
Nordson Corp                COM              655663102    779    14202    SH          Sole             14202
Oceaneering Intc Inc        COM              675232102    446    11002    SH          Sole             11002
Omnicare Inc                COM              681904108    549    17201    SH          Sole             17201
Oracle Corp                 COM              68389X105   8133   247135    SH          Sole            247135
Overseas Shipholding Group  COM              690368105    256     9501    SH          Sole              9501
Progressive Corp Ohio       COM              743315103  15136   707930    SH          Sole            707930
Proshares TR                ULT SHR S&P500   74347X856      2      120    SH          Sole               120
Proshares TR                SHRT RUSSL 2000  74347X690      2      110    SH          Sole               110
Proshares TR                ULTSHT CHINA 25  74347X567   2249    83624    SH          Sole             83624
Proshares TR                PSHS ULSHRUS2000 74348A202   2726    65283    SH          Sole             65283
Proshares TR                PSHS ULTSH 20YRS 74347R297     41     1200    SH          Sole              1200
Redwood TR Inc              COM              758075402    587    38802    SH          Sole             38802
SEI Investments Co          COM              784117103   5527   245528    SH          Sole            245528
SPDR Gold Trust             GOLD SHS         78463V107   2983    20431    SH          Sole             20431
Sprott Physical Gold Trust  UNIT             85207H104   2846   218116    SH          Sole            218116
Tupperware Brands Corp      COM              899896104   7348   108940    SH          Sole            108940
Wright Express Corp         COM              98233Q105    260     5000    SH          Sole              5000
Yamana Gold Inc             COM              98462Y100   1089    93601    SH          Sole             93601

Total  $161712 (x1000)


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